Pension And Postretirement Benefits (Weighted-average Assumptions To Determine Benefit Obligations) (Details)	Aug. 02, 2015	Aug. 03, 2014
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.19%	4.33%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.29%	3.30%
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.00%	4.00%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.25%	3.25%